Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable trade, allowance for doubtful accounts	$ 334,400	$ 39,536
Convertible Redeemable Series E Preferred Stock, shares designated	10,582,011	10,582,011
Convertible Redeemable Series E Preferred Stock, liquidation value per share	$ 1	$ 1
Convertible Redeemable Series E Preferred Stock, issued	6,662,748	10,582,011
Convertible Redeemable Series E Preferred Stock, outstanding	6,662,748	10,582,011
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, Series B convertible redeemable preferred stock liquidation value, share of common stock	1	1
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares designated	825,000	825,000
Preferred stock, issued	10,000	10,000
Preferred stock, outstanding	10,000	10,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	109,329,587	64,221,130
Common stock, outstanding	109,329,587	64,221,130